Related Party Transactions - Rental agreement (Details) - Office Rental	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item
Other Agreements
Rent expense	$ 100,000	$ 100,000	$ 58,000
LLC owned by two officers
Other Agreements
Number of officers | item		2	2	2
Rent expense	$ 0		$ 21,000	$ 23,000